10-K Share-Based Compensation - Narrative (Details) - Class P Interests - shares	1 Months Ended		12 Months Ended
	Jan. 31, 2024	Dec. 31, 2023	Dec. 31, 2023	Jun. 30, 2024	Oct. 14, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Authorized shares for stock based compensation (in shares)		45,516,315	45,516,315	46,069,363	40,750,000
Additional shares for stock based compensation (in shares)	553,048	4,766,315
Employee stock award, vesting period			5 years